Fair Value Measurements (Details) - Schedule of Expected Volatility is Determined Based on the Historical Equity Volatility - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Schedule of Expected Volatility is Determined Based on the Historical Equity Volatility [Line Items]
Common stock trading price (in Dollars per share)	$ 0.59	$ 1.66
Simulation period	1 year 3 months 18 days	1 year 6 months 18 days
Risk-free interest rate	4.90%	4.48%
Volatility	112.00%	95.00%